Changes in Provisions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance at beginning of year		R$ 13,814,978		R$ 16,326,209	R$ 14,695,898
Interest expense and similar charges		217,413		276,933	314,596
Personnel Expenses		8,619		10,046	10,917
Constitutions / Reversals and Adjustment of provisions		1,996,170		1,578,446	2,957,710
Other Comprehensive Income		(833,511)		(1,133,245)	1,416,815
Additions to provisions for contingent commitments		183,248		40,861	(57,651)
Payments to external funds		(619,086)		(215,829)	(183,899)
Amount paid		(3,222,395)		(3,136,423)	(2,865,087)
Transfer to other assets - actuarial assets (Note 15)		27,045		17,695	23,014
Transfers, exchange differences and other changes		32,002		50,284	19,512
Balance at end of year		11,604,482		13,814,978	16,331,825
Pensions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		3,929,265	[1]	4,960,620	3,357,654	[1]
Interest expense and similar charges	[1]	217,413		276,933	314,596
Personnel Expenses	[1]	8,619		10,046	10,917
Constitutions / Reversals and Adjustment of provisions	[1]	(1,618)		13,044	21,523
Other Comprehensive Income	[1]	(833,511)		(1,133,245)	1,416,815
Additions to provisions for contingent commitments	[1]
Payments to external funds	[1]	(619,086)		(215,829)	(183,899)
Amount paid	[1]
Transfer to other assets - actuarial assets (Note 15)	[1]	27,045		17,695	23,014
Transfers, exchange differences and other changes	[1]
Balance at end of year	[1]	2,728,126		3,929,265	4,960,620
Othe Provisions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year		9,885,713		11,365,589	11,338,244
Interest expense and similar charges
Personnel Expenses
Constitutions / Reversals and Adjustment of provisions		1,997,788		1,565,402	2,936,187
Other Comprehensive Income
Additions to provisions for contingent commitments		183,248		40,861	(57,651)
Payments to external funds
Amount paid		(3,222,395)		(3,136,423)	(2,865,087)
Transfer to other assets - actuarial assets (Note 15)
Transfers, exchange differences and other changes		32,002		50,284	19,512
Balance at end of year		R$ 8,876,356		R$ 9,885,713	R$ 11,371,205

[1]	For further information, see note 22. Provisions for pension funds and similar obligations.